Share-based compensation - Summary of Restricted Share Units (Details) - Restricted Share Units ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 ¥ / shares
Share-based compensation
Number of Share Units, Outstanding, Beginning	1,016,062	1,016,062
Number of Share Units, Granted	273,605	273,605
Number of Share Units, Vested	1,016,013	1,016,013
Number of Share Units, Outstanding, Ending	273,654	273,654	1,016,062
Number of Share Units, Vested and expected to vest	273,654	273,654
Weighted-Average grant-date Fair Value per Restricted Share Unit, Outstanding, Beginning | ¥ / shares	¥ 1.71
Weighted-Average grant-date Fair Value per Restricted Share Unit, Granted | (per share)	2.04	$ 0.28	¥ 1.74	¥ 9.55
Weighted-Average grant-date Fair Value per Restricted Share Unit, Vested | ¥ / shares	1.76
Weighted-Average grant-date Fair Value per Restricted Share Unit, Outstanding, Ending | ¥ / shares	1.84		¥ 1.71
Weighted-Average grant-date Fair Value per Restricted Share Unit, Vested and expected to vest | ¥ / shares	¥ 1.84	$ 1.84
Weighted Average Remaining Contractual Term (Years), Outstanding	9 years 7 months 28 days	9 years 7 months 28 days	9 years 8 months 4 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	9 years 7 months 28 days	9 years 7 months 28 days
Aggregate Intrinsic Value, Outstanding | ¥	¥ 1,042	$ 1,042	¥ 1,511
Aggregate Intrinsic Value, Vested and expected to vest | ¥	¥ 1,042	$ 1,042